Fair value of financial instruments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial instruments
Financial liabilities	€ 8,896	€ 9,498
Financial liabilities at fair value	8,967	9,493
Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	3,985	2,826
Financial liabilities at fair value	4,056	2,818
Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	292	994
Financial liabilities at fair value	292	997
Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	30	14
Financial liabilities at fair value	30	14
Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	803	891
Financial liabilities at fair value	803	891
Trade payables
Fair value of financial instruments
Financial liabilities	3,786	4,773
Financial liabilities at fair value	3,786	4,773
At Amortized Cost-Liabilities
Fair value of financial instruments
Financial liabilities	8,063	8,593
At Amortized Cost-Liabilities | Long-term interest bearing liabilities
Fair value of financial instruments
Financial liabilities	3,985	2,826
At Amortized Cost-Liabilities | Short-term interest-bearing liabilities
Fair value of financial instruments
Financial liabilities	292	994
At Amortized Cost-Liabilities | Trade payables
Fair value of financial instruments
Financial liabilities	3,786	4,773
Level 2
Fair value of financial instruments
Financial liabilities	174
Level 2 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities		198
Level 2 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	10
Level 2 | Fair value through profit or loss-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	164	198
Level 3
Fair value of financial instruments
Financial liabilities	659
Level 3 | Fair value through profit or loss-Liabilities
Fair value of financial instruments
Financial liabilities		707
Level 3 | Fair value through profit or loss-Liabilities | Other long-term financial liabilities
Fair value of financial instruments
Financial liabilities	20	14
Level 3 | Fair value through profit or loss-Liabilities | Other financial liabilities including derivatives
Fair value of financial instruments
Financial liabilities	€ 639	€ 693